Description of Business and Summary of Significant Accounting Policies - Customer Deposits and Advertising Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer deposits	$ 1,008	$ 718
Advertising expenses	$ 430	$ 291	$ 7